UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22616

GL Beyond Income

(Exact name of registrant as specified in charter)

400 Fifth Avenue Waltham, MA 02451

(Address of principal executive offices)(Zip code)

James Ash

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 4/30/13

Item 1.  Schedule of Investments.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	April 30, 2013
Principal ($)		Coupon (%) +	Maturity	Value
	CONSUMER LOANS - 87.54% #^
	BS - 2.87%
438,009	Loan 000310005TA01	17.20	7/15/2023	$ 438,009

	DENTISTRY - 5.47%
25,531	Loan 000169779PL01	5.90	11/20/2027	25,530
4,900	Loan 000177278LL01	7.70	4/25/2016	4,900
11,229	Loan 003979204LE01	9.20	6/1/2026	9,544
11,592	Loan 004370884LE01	9.20	6/3/2026	9,853
16,751	Loan 033473834LE01	9.20	10/1/2026	16,751
22,818	Loan 044863227LE02	9.20	10/18/2025	19,396
20,244	Loan 062570894LE02	11.20	1/1/2025	17,207
14,758	Loan 072959867LE01	9.20	11/1/2024	12,544
20,779	Loan 085073207LE02	9.20	6/1/2025	17,662
21,102	Loan 093870014LE02	11.20	11/21/2026	21,102
10,065	Loan 121274404LE01	9.20	12/28/2025	8,555
20,408	Loan 125175834LE02	9.20	11/8/2026	20,408
30,164	Loan 140057254LE02	9.20	2/10/2027	30,164
21,552	Loan 150194976LE02	9.20	12/1/2025	18,319
9,891	Loan 156888414LE01	9.20	11/9/2024	8,407
18,978	Loan 157774084LE02	5.20	12/13/2025	18,978
29,956	Loan 174578844LE02	11.20	11/3/2026	29,956
29,376	Loan 185879044LE02	11.20	11/9/2026	29,376
19,576	Loan 186270814LE02	11.20	12/15/2024	16,639
24,563	Loan 282954094LE02	9.20	1/1/2027	23,335
16,929	Loan 300986184LE01	9.20	11/2/2024	14,389
1,795	Loan 330313715LE01	9.20	11/9/2024	1,526
21,277	Loan 335173467LE02	9.20	11/8/2026	21,277
20,833	Loan 358391864LE02	9.20	10/13/2026	20,833
27,192	Loan 415385615LE01	9.20	11/10/2026	27,192
10,600	Loan 420967164LE01	9.20	5/5/2025	9,010
25,063	Loan 440383944LE02	9.20	1/1/2027	25,063
12,688	Loan 481458309LE02	9.20	1/1/2027	10,785
20,430	Loan 518057903LE02	11.20	11/22/2025	20,430
2,973	Loan 529626376LE01	9.20	11/9/2024	2,824
12,426	Loan 530024944LE02	11.20	11/2/2025	10,562
22,326	Loan 537192885LE02	11.20	11/9/2025	18,977
26,472	Loan 604072884LE02	9.20	4/18/2027	22,500
6,466	Loan 620684916LE01	9.20	2/13/2027	5,496
29,154	Loan 621771109LE02	9.20	12/20/2026	29,154
19,540	Loan 678659674LE02	9.20	12/27/2024	16,609
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	DENTISTRY - 5.47% (Continued)
18,713	Loan 711489354LE01	9.20	1/1/2027	$ 15,906
17,703	Loan 722526989LE01	11.20	8/27/2026	17,703
12,697	Loan 729565124LE01	9.20	2/26/2027	10,793
13,754	Loan 743205804LE01	9.20	11/11/2026	13,754
26,645	Loan 765008794LE02	9.20	11/8/2026	26,645
24,838	Loan 798169844LE02	11.20	9/1/2026	21,113
1,970	Loan 800205355LE01	9.20	1/3/2026	1,675
13,053	Loan 831836465LE01	9.20	10/23/2025	11,095
18,925	Loan 868259224LE02	9.20	12/2/2024	16,086
6,452	Loan 893625718LE01	11.20	12/18/2026	6,452
20,619	Loan 925990143LE02	11.20	12/22/2026	20,619
14,610	Loan 948478634LE01	9.20	11/17/2024	12,419
872	Loan 952264845LE01	9.20	12/1/2024	828
24,199	Loan 982400789LE01	9.20	5/1/2027	20,569
5,916	Loan 987550864LE01	9.20	12/2/2024	5,620
22,293	Loan 999475597LE02	9.20	11/2/2025	18,949
				835,479
	LAW - 26.24%
28,169	Loan 000167486CC01	10.90	4/11/2018	28,169
15,000	Loan 000170259BA01	17.20	12/1/2017	15,000
6,000	Loan 000170353BA01	17.20	12/1/2017	6,000
15,000	Loan 000177107BA01	17.20	12/1/2017	15,000
1,972	Loan 000177583BA01	17.49	12/15/2014	1,972
17,591	Loan 000180171CC01	12.91	12/4/2017	17,591
2,409	Loan 000185115BA01	19.49	12/15/2014	2,409
2,021	Loan 000185175BA01	19.49	12/15/2014	2,020
2,915	Loan 000185279BA01	17.49	12/22/2014	2,915
2,731	Loan 000185684BA01	14.49	12/22/2014	2,730
6,500	Loan 000200538BA01	7.20	12/1/2017	6,500
3,500	Loan 000200632BB01	17.20	11/1/2016	3,500
12,500	Loan 000200637BB01	9.20	11/1/2017	12,500
10,500	Loan 000200642BA01	17.20	12/1/2017	10,500
4,000	Loan 000200667BA01	17.20	12/1/2017	4,000
15,000	Loan 000200668BA01	17.20	12/1/2017	15,000
15,000	Loan 000200673BA01	17.20	12/1/2017	15,000
5,000	Loan 000200676BA01	17.20	12/1/2017	5,000
15,000	Loan 000200680BA01	9.20	12/1/2017	15,000
15,000	Loan 000200682BA01	17.20	12/1/2017	15,000
8,000	Loan 000200684BA01	17.20	12/1/2017	8,000
15,000	Loan 000200687BA01	17.20	12/1/2017	15,000
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
15,000	Loan 000200691BA01	17.20	12/1/2017	$ 15,000
10,000	Loan 000200694BA01	17.20	12/1/2017	10,000
9,000	Loan 000200708BA01	17.20	12/1/2017	9,000
13,000	Loan 000200718BA01	17.20	12/1/2017	13,000
10,000	Loan 000200720BA01	17.20	12/1/2017	10,000
4,000	Loan 000200723BA01	17.20	12/1/2017	4,000
10,000	Loan 000200724BA01	17.20	12/1/2017	10,000
15,000	Loan 000200726BA01	17.20	12/1/2017	15,000
3,878	Loan 000200734BA01	9.20	12/1/2017	3,878
5,000	Loan 000200736BA01	14.20	12/1/2017	5,000
15,000	Loan 000200737BA01	17.20	12/1/2017	15,000
10,000	Loan 000200741BA01	16.20	12/1/2017	10,000
6,000	Loan 000200755BA01	7.20	12/1/2017	6,000
8,000	Loan 000200756BA01	17.20	12/1/2017	8,000
15,000	Loan 000200775BA01	17.20	12/1/2017	15,000
12,000	Loan 000200776BA01	17.20	12/1/2017	12,000
15,000	Loan 000200777BA01	17.20	12/1/2017	15,000
8,000	Loan 000200779BA01	17.20	12/1/2017	8,000
3,000	Loan 000200780BA01	17.20	12/1/2017	3,000
15,000	Loan 000200781BA01	7.20	12/1/2017	15,000
5,000	Loan 000200788BA01	17.20	12/1/2017	5,000
7,500	Loan 000200792BB01	17.20	11/1/2016	7,500
5,000	Loan 000200794BA01	17.20	12/1/2017	5,000
15,000	Loan 000200816BA01	17.20	12/1/2017	15,000
15,000	Loan 000200827BA01	17.20	12/1/2017	15,000
14,000	Loan 000200831BA01	17.20	12/1/2017	14,000
4,000	Loan 000200833BA01	17.20	12/1/2017	4,000
5,000	Loan 000200837BA01	17.20	12/1/2017	5,000
7,500	Loan 000200848BA01	17.20	12/1/2017	7,500
6,000	Loan 000200852BA01	17.20	12/1/2017	6,000
4,000	Loan 000200875BA01	17.20	12/1/2017	4,000
12,000	Loan 000200885BA01	17.20	12/1/2017	12,000
10,000	Loan 000200889BB01	7.20	11/1/2016	10,000
13,000	Loan 000200893BA01	7.20	12/1/2017	13,000
10,000	Loan 000200900BA01	17.20	12/1/2017	10,000
7,500	Loan 000200902BA01	17.20	12/1/2017	7,500
15,000	Loan 000200907BA01	17.20	12/1/2017	15,000
15,000	Loan 000200908BB01	17.20	11/1/2017	15,000
2,000	Loan 000200927BA01	17.20	12/1/2017	2,000
6,000	Loan 000200937BA01	17.20	12/1/2017	6,000
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
15,000	Loan 000200938BA01	17.20	12/1/2017	$ 15,000
7,000	Loan 000200964BA01	17.20	12/1/2017	7,000
15,000	Loan 000200968BA01	17.20	12/1/2017	15,000
12,600	Loan 000200977BA01	17.20	12/1/2017	12,600
15,000	Loan 000201006BA01	7.20	12/1/2017	15,000
15,000	Loan 000201014BA01	7.20	12/1/2017	15,000
5,000	Loan 000201016BA01	17.20	12/1/2017	5,000
10,000	Loan 000201019BA01	17.20	12/1/2017	10,000
10,000	Loan 000201021BA01	17.20	12/1/2017	10,000
15,000	Loan 000201026BA01	17.20	12/1/2017	15,000
15,000	Loan 000201030BA01	17.20	12/1/2017	15,000
6,000	Loan 000201032BA01	17.20	12/1/2017	6,000
9,000	Loan 000201046BA01	9.20	12/1/2017	9,000
15,000	Loan 000201064BA01	7.20	12/1/2017	15,000
10,000	Loan 000201066BA01	17.20	12/1/2017	10,000
4,000	Loan 000201074BA01	9.20	12/1/2017	4,000
15,000	Loan 000201075BA01	14.20	12/1/2017	15,000
8,000	Loan 000201076BA01	17.20	12/1/2017	8,000
14,500	Loan 000201079BA01	7.20	12/1/2017	14,500
10,000	Loan 000201103BA01	17.20	12/1/2017	10,000
8,500	Loan 000201107BA01	16.20	12/1/2017	8,500
2,500	Loan 000201116BA01	17.20	12/1/2017	2,500
15,000	Loan 000201117BA01	16.20	12/1/2017	15,000
10,000	Loan 000201118BA01	17.20	12/1/2017	10,000
15,000	Loan 000201123BA01	17.20	12/1/2017	15,000
15,000	Loan 000201126BA01	17.20	12/1/2017	15,000
4,000	Loan 000201130BA01	7.20	12/1/2017	4,000
15,000	Loan 000201133BA01	17.20	12/1/2016	15,000
5,000	Loan 000201138BA01	17.20	12/1/2017	5,000
15,000	Loan 000201142BB01	17.20	12/1/2017	15,000
15,000	Loan 000201154BA01	17.20	12/1/2017	15,000
15,000	Loan 000201158BA01	17.20	12/1/2017	15,000
12,000	Loan 000201177BA01	17.20	12/1/2017	12,000
8,500	Loan 000201181BA01	17.20	12/1/2017	8,500
15,000	Loan 000201189BA01	7.20	12/1/2017	15,000
15,000	Loan 000201198BA01	17.20	12/1/2017	15,000
10,000	Loan 000201200BA01	14.20	12/1/2017	10,000
5,000	Loan 000201216BA01	17.20	12/1/2017	5,000
8,000	Loan 000201220BA01	17.20	12/1/2017	8,000
4,000	Loan 000201229BA01	17.20	12/1/2017	4,000
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
10,000	Loan 000201233BA01	9.20	12/1/2017	$ 10,000
4,000	Loan 000201238BA01	17.20	12/1/2017	4,000
15,000	Loan 000201239BA01	17.20	12/1/2017	15,000
8,000	Loan 000201240BA01	17.20	12/1/2017	8,000
6,000	Loan 000201262BA01	17.20	12/1/2017	6,000
12,000	Loan 000201263BA01	17.20	12/1/2017	12,000
8,000	Loan 000201264BA01	17.20	12/1/2017	8,000
12,000	Loan 000201265BB01	9.20	11/1/2016	12,000
15,000	Loan 000201268BA01	7.20	12/1/2017	15,000
15,000	Loan 000201269BA01	17.20	11/1/2017	15,000
7,000	Loan 000201277BA01	14.20	12/1/2017	7,000
15,000	Loan 000201283BA01	17.20	12/1/2017	15,000
15,000	Loan 000201284BA01	17.20	12/1/2017	15,000
7,000	Loan 000201287BA01	17.20	12/1/2017	7,000
15,000	Loan 000201289BA01	17.20	12/1/2017	15,000
8,000	Loan 000201290BA01	17.20	12/1/2017	8,000
6,000	Loan 000201294BB01	17.20	11/1/2017	6,000
15,000	Loan 000201302BA01	9.20	12/1/2017	15,000
12,500	Loan 000201305BA01	9.20	12/1/2017	12,500
15,000	Loan 000201312BA01	17.20	12/1/2017	15,000
6,000	Loan 000201324BA01	17.20	12/1/2017	6,000
10,000	Loan 000201329BA01	17.20	12/1/2017	10,000
7,500	Loan 000201332BA01	17.20	12/1/2017	7,500
11,000	Loan 000201339BA01	17.20	12/1/2017	11,000
15,000	Loan 000201372BA01	17.20	12/1/2017	15,000
10,000	Loan 000201377BA01	7.20	12/1/2017	10,000
15,000	Loan 000201378BA01	17.20	12/1/2017	15,000
15,000	Loan 000201339BA01	17.20	12/1/2017	15,000
11,000	Loan 000201405BA01	17.20	12/1/2017	11,000
15,000	Loan 000201339BA01	17.20	12/1/2017	15,000
15,000	Loan 000201415BA01	17.20	12/1/2017	15,000
6,931	Loan 000201417BA01	17.20	12/1/2017	6,930
7,000	Loan 000201426BA01	17.20	12/1/2017	7,000
11,000	Loan 000201431BA01	17.20	12/1/2017	11,000
5,000	Loan 000201498BA01	17.20	12/1/2017	5,000
15,000	Loan 000201499BA01	17.20	12/1/2017	15,000
15,000	Loan 000201512BA01	17.20	12/1/2017	15,000
3,719	Loan 000201518BA01	17.20	12/1/2017	3,718
12,000	Loan 000201521BA01	14.20	12/1/2017	12,000
15,000	Loan 000201523BA01	17.20	12/1/2017	15,000
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
3,246	Loan 000201535BA01	17.20	12/1/2017	$ 3,246
6,000	Loan 000201537BA01	17.20	12/1/2017	6,000
15,000	Loan 000201563BA01	17.20	12/1/2017	15,000
3,000	Loan 000201582BA01	7.20	12/1/2017	3,000
2,357	Loan 000201612BA01	17.20	12/1/2017	2,356
12,000	Loan 000201619BA01	16.20	12/1/2017	12,000
3,246	Loan 000201620BA01	7.20	12/1/2017	3,246
15,000	Loan 000201623BA01	17.20	12/1/2017	15,000
2,000	Loan 000201628BA01	17.20	12/1/2017	2,000
15,000	Loan 000201636BA01	17.20	12/1/2017	15,000
6,500	Loan 000201641BB01	7.20	11/1/2017	6,500
3,500	Loan 000201656BA01	17.20	12/1/2017	3,500
15,000	Loan 000201660BA01	14.20	12/1/2017	15,000
10,000	Loan 000201674BA01	17.20	12/1/2017	10,000
15,000	Loan 000201677BA01	17.20	12/1/2017	15,000
15,000	Loan 000201690BA01	17.20	12/1/2017	15,000
3,500	Loan 000201701BA01	17.20	12/1/2017	3,500
6,000	Loan 000201707BB01	7.20	11/1/2017	6,000
9,000	Loan 000201713BA01	16.20	12/1/2017	9,000
4,005	Loan 000201723BA01	17.20	12/1/2017	4,005
5,000	Loan 000201733BA01	17.20	12/1/2017	5,000
5,950	Loan 000201737BA01	17.20	12/1/2017	5,950
15,000	Loan 000201741BA01	17.20	12/1/2017	15,000
3,600	Loan 000201743BA01	17.20	12/1/2017	3,600
15,000	Loan 000201769BA01	14.20	12/1/2017	15,000
12,000	Loan 000201772BA01	7.20	12/1/2017	12,000
10,000	Loan 000201778BA01	17.20	12/1/2017	10,000
10,000	Loan 000201781BA01	14.20	12/1/2017	10,000
14,000	Loan 000201782BA01	17.20	12/1/2017	14,000
3,000	Loan 000201794BA01	17.20	12/1/2017	3,000
4,000	Loan 000201817BB01	9.20	11/1/2016	4,000
4,000	Loan 000201827BA01	17.20	12/1/2017	4,000
12,000	Loan 000201854BA01	7.20	12/1/2017	12,000
15,000	Loan 000201926BA01	7.20	12/1/2017	15,000
12,000	Loan 000201932BB01	17.20	12/1/2017	12,000
10,000	Loan 000201939BA01	17.20	12/1/2017	10,000
15,000	Loan 000201948BA01	17.20	12/1/2017	15,000
13,000	Loan 000201954BA01	17.20	12/1/2017	13,000
15,000	Loan 000202011BA01	17.20	12/1/2017	15,000
15,000	Loan 000202030BA01	17.20	12/1/2017	15,000
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
15,000	Loan 000202041BA01	17.20	12/1/2017	$ 15,000
10,000	Loan 000202043BA01	17.20	12/1/2017	10,000
3,000	Loan 000202046BA01	16.20	12/1/2017	3,000
3,738	Loan 000202059BA01	17.20	12/1/2017	3,738
3,000	Loan 000202060BA01	9.20	12/1/2017	3,000
8,000	Loan 000202075BA01	17.20	12/1/2017	8,000
3,500	Loan 000202075BA01	17.20	12/1/2017	3,500
15,000	Loan 000206889BB01	7.20	11/1/2016	15,000
15,000	Loan 000202127BB01	17.20	11/1/2017	15,000
5,000	Loan 000202131BB01	17.20	11/1/2017	5,000
15,000	Loan 000202135BB01	14.20	12/1/2017	15,000
8,554	Loan 000202139BA01	16.20	12/1/2017	8,554
15,000	Loan 000202144BA01	17.20	12/1/2017	15,000
6,500	Loan 000202146BA01	17.20	12/1/2017	6,500
8,000	Loan 000202167BB01	17.20	11/1/2017	8,000
11,000	Loan 000202177BA01	17.20	12/1/2017	11,000
15,000	Loan 000202180BA01	17.20	12/1/2017	15,000
12,500	Loan 000202195BA01	16.20	12/1/2017	12,500
8,000	Loan 000202201BA01	17.20	12/1/2017	8,000
2,500	Loan 000202206BA01	17.20	12/1/2017	2,500
15,000	Loan 000202223BA01	16.20	12/1/2017	15,000
10,000	Loan 000202226BA01	17.20	12/1/2017	10,000
10,000	Loan 000202231BA01	17.20	12/1/2017	10,000
15,000	Loan 000202236BA01	17.20	12/1/2017	15,000
6,000	Loan 000202240BA01	17.20	12/1/2017	6,000
15,000	Loan 000202241BA01	17.20	12/1/2017	15,000
15,000	Loan 000202242BA01	14.20	12/1/2017	15,000
15,000	Loan 000202244BB01	17.20	11/1/2017	15,000
5,000	Loan 000202146BA01	14.20	12/1/2017	5,000
15,000	Loan 000202322BB01	17.20	11/1/2017	15,000
12,000	Loan 000202336BA01	14.20	12/1/2017	12,000
2,955	Loan 000202339BA01	17.20	12/1/2017	2,955
2,000	Loan 000202366BA01	14.20	12/1/2017	2,000
15,000	Loan 000202377BA01	7.20	12/1/2017	15,000
10,000	Loan 000202405BA01	9.20	12/1/2017	10,000
10,000	Loan 000202409BA01	17.20	12/1/2017	10,000
15,000	Loan 000202416BA01	17.20	12/1/2017	15,000
10,000	Loan 000202499BA01	14.20	12/1/2017	10,000
2,700	Loan 000202546BA01	17.20	12/1/2017	2,700
3,429	Loan 000202573BA01	17.20	12/1/2017	3,429
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
5,000	Loan 000202585BA01	17.20	12/1/2017	$ 5,000
8,000	Loan 000202638BB01	17.20	11/1/2017	8,000
10,000	Loan 000202682BA01	17.20	11/1/2017	10,000
3,000	Loan 000202701BB01	17.20	12/1/2017	3,000
10,000	Loan 000202146BA01	17.20	11/1/2016	10,000
12,000	Loan 000202716BA01	17.20	12/1/2017	12,000
15,000	Loan 000202807BA01	17.20	12/1/2017	15,000
5,000	Loan 000202813BB01	17.20	11/1/2016	5,000
15,000	Loan 000202839BB01	17.20	12/1/2017	15,000
15,000	Loan 000202851BB01	14.20	12/1/2017	15,000
15,000	Loan 000202956BA01	17.20	11/1/2017	15,000
3,500	Loan 000202979BB01	17.20	11/1/2016	3,500
15,000	Loan 000202996BB01	17.20	11/1/2017	15,000
15,000	Loan 000202999BA01	17.20	12/1/2017	15,000
15,000	Loan 000203002BB01	17.20	11/1/2017	15,000
4,000	Loan 000203004BB01	17.20	11/1/2016	4,000
6,000	Loan 000203024BA01	17.20	12/1/2017	6,000
10,000	Loan 000203034BB01	17.20	12/1/2017	10,000
15,000	Loan 000203060BB01	17.20	12/1/2017	15,000
15,000	Loan 000203101BB01	7.20	11/1/2016	15,000
15,000	Loan 000203154BA01	17.20	12/1/2017	15,000
12,000	Loan 000203170BA01	17.20	11/1/2017	12,000
15,000	Loan 000203210BB01	17.20	11/1/2017	15,000
15,000	Loan 000203228BB01	9.20	12/1/2017	15,000
10,000	Loan 000203289BA01	7.20	12/1/2016	10,000
15,000	Loan 000203302BB01	16.20	11/1/2017	15,000
15,000	Loan 000203305BA01	17.20	12/1/2017	15,000
6,000	Loan 000203307BB01	14.20	11/1/2016	6,000
15,000	Loan 000203366BB01	17.20	11/1/2017	15,000
15,000	Loan 000203426BB01	14.20	12/1/2017	15,000
10,000	Loan 000203459BA01	17.20	12/1/2017	10,000
7,500	Loan 000203467BB01	17.20	12/1/2017	7,500
4,000	Loan 000203502BB01	17.20	11/1/2017	4,000
10,000	Loan 000203556BA01	17.20	11/1/2016	10,000
10,000	Loan 000203570BA01	16.20	12/1/2017	10,000
15,000	Loan 000203589BB01	17.20	11/1/2016	15,000
15,000	Loan 000203305BA01	17.20	11/1/2017	15,000
15,000	Loan 000203628BB01	17.20	12/1/2017	15,000
9,000	Loan 000203652BA01	17.20	12/1/2017	9,000
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
9,000	Loan 000203713BB01	17.20	11/1/2016	$ 9,000
10,000	Loan 000203718BA01	7.20	12/1/2017	10,000
4,000	Loan 000203726BB01	17.20	12/1/2017	4,000
15,000	Loan 000203750BB01	17.20	11/1/2016	15,000
10,000	Loan 000203782BA01	17.20	12/1/2017	10,000
15,000	Loan 000203789BB01	17.20	11/1/2017	15,000
5,000	Loan 000203792BA01	17.20	11/1/2017	5,000
10,000	Loan 000203842BB01	17.20	11/1/2016	10,000
6,000	Loan 000203866BA01	17.20	12/1/2016	6,000
2,850	Loan 000203868BB01	17.20	11/1/2017	2,850
15,000	Loan 000203881BB01	14.20	12/1/2017	15,000
15,000	Loan 000203925BB01	17.20	12/1/2017	15,000
10,000	Loan 000203989BB01	17.20	11/1/2017	10,000
15,000	Loan 000203993BB01	9.20	11/1/2016	15,000
15,000	Loan 000203996BB01	17.20	11/1/2016	15,000
2,190	Loan 000204011BB01	17.20	11/1/2016	2,190
8,000	Loan 000204016BA01	17.20	12/1/2017	8,000
10,000	Loan 000204019BA01	9.20	12/1/2016	10,000
5,000	Loan 000204023BB01	17.20	11/1/2017	5,000
6,000	Loan 000204069BA01	16.20	11/1/2016	6,000
5,000	Loan 000204089BA01	17.20	12/1/2017	5,000
4,000	Loan 000204105BB01	17.20	11/1/2017	4,000
15,000	Loan 000204197BB01	9.20	11/1/2017	15,000
15,000	Loan 000204246BB01	17.20	12/1/2017	15,000
15,000	Loan 000204303BB01	17.20	12/1/2017	15,000
5,100	Loan 000204321BB01	7.20	11/1/2017	5,100
5,500	Loan 000204358BB01	17.20	11/1/2016	5,500
2,400	Loan 000204368BB01	17.20	11/1/2016	2,400
3,478	Loan 000204413BB01	7.20	11/1/2016	3,478
15,000	Loan 000204427BB01	17.20	11/1/2017	15,000
10,000	Loan 000204435BB01	17.20	11/1/2016	10,000
8,000	Loan 000204838BA01	17.20	11/1/2016	8,000
5,000	Loan 000204496BB01	17.20	12/1/2017	5,000
13,500	Loan 000201932BB01	17.20	12/1/2017	13,500
15,000	Loan 000204503BA01	17.20	11/1/2017	15,000
15,000	Loan 000204510BB01	17.20	11/1/2016	15,000
14,000	Loan 000204685BB01	7.20	11/1/2017	14,000
15,000	Loan 000204696BB01	17.20	12/1/2017	15,000
3,038	Loan 000204700BA01	17.20	12/1/2017	3,038
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
15,000	Loan 000204711BA01	17.20	12/1/2017	$ 15,000
3,280	Loan 000204721BB01	17.20	11/1/2016	3,280
3,500	Loan 000204733BA01	16.20	11/1/2016	3,500
5,500	Loan 000204795BA01	14.20	11/1/2017	5,500
5,000	Loan 000204823BA01	14.20	12/1/2016	5,000
7,000	Loan 000204825BB01	17.20	11/1/2016	7,000
4,000	Loan 000204827BB01	17.20	11/1/2016	4,000
4,500	Loan 000204838BA01	17.20	12/1/2017	4,500
15,000	Loan 000204859BB01	17.20	12/1/2017	15,000
4,500	Loan 000204838BA01	17.20	12/1/2017	4,500
13,000	Loan 000204908BA01	17.20	12/1/2017	13,000
9,000	Loan 000204968BB01	17.20	11/1/2016	9,000
15,000	Loan 000204981BB01	17.20	11/1/2017	15,000
5,000	Loan 000205026BB01	17.20	11/1/2016	5,000
10,000	Loan 000205039BB01	17.20	11/1/2016	10,000
15,000	Loan 000205072BB01	17.20	11/1/2017	15,000
3,000	Loan 000205093BA01	17.20	12/1/2017	3,000
15,000	Loan 000205110BA01	7.20	12/1/2017	15,000
10,000	Loan 000205149BB01	17.20	11/1/2016	10,000
4,000	Loan 000205152BB01	17.20	11/1/2017	4,000
10,000	Loan 000205153BA01	17.20	11/1/2017	10,000
3,000	Loan 000205182BB01	17.20	11/1/2016	3,000
15,000	Loan 000205229BB01	9.20	11/1/2017	15,000
10,000	Loan 000205286BA01	7.20	12/1/2017	10,000
15,000	Loan 000205367BB01	17.20	12/1/2017	15,000
4,000	Loan 000205371BA01	17.20	12/1/2017	4,000
8,000	Loan 000205393BB01	17.20	11/1/2016	8,000
8,000	Loan 000205449BB01	14.20	11/1/2017	8,000
6,000	Loan 000205472BB01	17.20	11/1/2016	6,000
6,000	Loan 000205475BB01	17.20	11/1/2017	6,000
15,000	Loan 000205510BB01	17.20	11/1/2016	15,000
3,500	Loan 000205542BA01	17.20	12/1/2017	3,500
10,000	Loan 000205592BB01	17.20	11/1/2016	10,000
12,500	Loan 000205614BB01	17.20	11/1/2016	12,500
7,100	Loan 000205672BA01	17.20	11/1/2016	7,100
2,705	Loan 000205692BA01	17.20	12/1/2017	2,705
10,000	Loan 000205695BB01	16.20	11/1/2016	10,000
7,000	Loan 000205857BB01	17.20	11/1/2016	7,000
10,000	Loan 000205963BB01	14.20	11/1/2017	10,000
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
12,000	Loan 000205988BB01	7.20	11/1/2016	$ 12,000
12,000	Loan 000206568BB01	17.20	11/1/2017	12,000
15,000	Loan 000206707BB01	17.20	11/1/2017	15,000
5,000	Loan 000206889BB01	17.20	11/1/2016	5,000
2,744	Loan 007085434GB01	18.28	11/1/2014	2,744
2,464	Loan 015476605GB01	18.28	11/1/2014	2,464
2,508	Loan 017589275GB01	10.28	11/1/2014	2,508
3,088	Loan 018745600GB01	18.29	11/1/2014	3,088
3,932	Loan 019011000GB01	18.28	11/1/2014	590
957	Loan 019068500GB01	18.28	11/1/2014	957
3,774	Loan 019160800GB01	18.28	11/1/2014	3,774
3,344	Loan 019164500GB01	18.28	11/1/2014	3,344
2,517	Loan 019308300GB01	18.28	11/1/2014	2,517
3,539	Loan 019319600GB01	18.28	11/1/2014	3,539
1,075	Loan 029085715GB01	18.28	11/1/2014	1,075
5,145	Loan 041912767GB01	18.28	11/1/2014	5,042
3,036	Loan 049267184GB01	18.28	11/1/2014	3,036
2,066	Loan 055279824GB01	18.28	11/1/2014	2,066
3,228	Loan 072801309GB01	18.28	11/1/2014	3,164
3,214	Loan 081459779GB01	18.28	11/1/2014	3,214
2,910	Loan 085977427GB01	18.28	11/1/2014	2,910
3,409	Loan 091771536GB01	14.28	11/1/2014	3,409
2,833	Loan 091967754GB01	18.28	11/1/2014	2,833
3,807	Loan 118884404GB01	18.28	11/1/2014	3,807
4,767	Loan 120831556GB01	18.28	11/1/2014	4,767
3,614	Loan 122045346LE02	9.20	11/7/2024	3,433
15,266	Loan 122744116LE02	13.20	9/18/2025	12,976
18,953	Loan 125173284LE02	13.20	12/17/2024	16,110
2,936	Loan 129698653GB01	18.28	11/1/2014	2,936
16,972	Loan 130634274LE02	13.20	5/19/2025	14,426
3,638	Loan 152877614GB01	18.28	11/1/2014	3,565
1,825	Loan 153577235GB01	18.28	11/1/2014	1,825
5,008	Loan 162367085GB01	18.28	11/1/2014	5,008
2,196	Loan 166889943GB01	14.28	11/1/2014	2,196
2,308	Loan 181958188GB01	18.28	11/1/2014	2,308
4,540	Loan 182348539GB01	18.28	11/1/2014	4,449
2,134	Loan 194564667GB01	18.28	11/1/2014	2,049
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
9,894	Loan 196499593LE01	12.20	11/2/2024	$ 8,410
2,817	Loan 198124604GB01	18.28	11/1/2014	2,817
2,106	Loan 201258188GB01	18.28	11/1/2014	2,106
22,065	Loan 217490835LE02	12.20	9/3/2025	18,755
3,646	Loan 224279457GB01	18.28	11/1/2014	3,646
2,517	Loan 224852887GB01	18.28	8/23/2014	2,517
2,941	Loan 231038825GB01	18.28	11/1/2014	2,941
3,773	Loan 240018796LE01	10.20	11/23/2025	3,773
3,575	Loan 241466988GB01	17.28	11/1/2014	3,575
17,758	Loan 245578657LE02	12.20	9/11/2025	15,094
2,280	Loan 253650497GB01	18.28	11/1/2014	2,280
4,700	Loan 270330126GB01	18.28	11/1/2014	4,606
2,416	Loan 272646697GB01	8.78	11/1/2014	2,368
1,994	Loan 280182754GB01	18.28	11/1/2014	1,994
2,571	Loan 288685003GB01	18.28	11/1/2014	2,571
2,564	Loan 299050705GB01	18.28	11/1/2014	2,564
1,822	Loan 313908199GB01	18.28	11/1/2014	1,822
2,631	Loan 320450775GB01	18.28	11/1/2014	921
2,304	Loan 320465774GB01	18.28	11/1/2014	2,304
199	Loan 329535326GB01	18.28	11/1/2014	199
3,044	Loan 329905116GB01	14.28	11/1/2014	3,044
3,922	Loan 332143894GB01	17.28	11/1/2014	3,922
14,662	Loan 332943776LE01	12.20	11/10/2024	12,463
3,197	Loan 335660519GB01	18.28	11/1/2014	3,197
3,714	Loan 341115397GB01	18.28	11/1/2014	3,269
5,139	Loan 359989203GB01	18.28	11/1/2014	5,036
2,634	Loan 376182695GB01	16.28	11/1/2014	2,634
3,685	Loan 379479803GB01	18.28	11/1/2014	3,685
2,523	Loan 379517786GB01	18.28	11/1/2014	2,523
7,015	Loan 382043949LE01	13.20	11/5/2024	5,962
4,433	Loan 387287865GB01	18.28	11/1/2014	4,433
4,347	Loan 396284513GB01	18.28	11/1/2014	4,347
3,287	Loan 411139234GB01	18.28	11/1/2014	3,287
2,640	Loan 414656857GB01	18.28	11/1/2014	2,640
3,753	Loan 420747645GB01	18.28	11/1/2014	3,753
2,763	Loan 430006305GB01	18.28	11/1/2014	2,763
2,727	Loan 434572067GB01	18.28	11/1/2014	2,727
2,538	Loan 437493635GB01	18.28	11/1/2014	2,538
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
3,204	Loan 438861857GB01	18.28	11/1/2014	$ 3,204
836	Loan 44131364GB01	18.28	11/1/2014	836
43	Loan 449526346GB01	18.28	11/1/2014	43
2,345	Loan 461522747GB01	18.28	11/1/2014	2,345
1,724	Loan 486893665GB01	18.28	11/1/2014	1,724
2,866	Loan 511538604GB01	18.28	11/1/2014	2,866
2,229	Loan 523085685GB01	18.28	11/1/2014	2,229
2,644	Loan 531851398GB01	8.53	11/1/2014	2,644
2,107	Loan 532606934GB01	18.28	11/1/2014	2,107
2,432	Loan 541101084GB01	18.28	11/1/2014	2,383
2,980	Loan 556661017GB01	16.28	11/1/2014	2,980
3,513	Loan 559094673GB01	17.28	11/1/2014	3,513
2,579	Loan 559108766GB01	17.28	11/1/2014	2,579
3,065	Loan 583845035GB01	18.28	11/1/2014	3,065
2,290	Loan 585878543GB01	18.28	11/1/2014	2,244
2,550	Loan 591220554GB01	18.28	11/1/2014	2,550
2,323	Loan 614356227GB01	18.28	11/1/2014	2,323
2,267	Loan 615954037GB01	18.28	11/1/2014	2,267
1,736	Loan 620342255GB01	18.28	11/1/2014	1,736
2,026	Loan 631352149GB01	14.28	11/1/2014	2,026
4,832	Loan 652346015GB01	18.28	11/1/2014	4,832
3,328	Loan 664058807GB01	18.28	11/1/2014	3,195
2,991	Loan 666069267GB01	18.28	11/1/2014	2,991
2,543	Loan 669223306GB01	18.28	11/1/2014	2,543
7,148	Loan 682474874LE01	13.20	11/5/2024	6,076
241	Loan 682531455GB01	18.28	11/1/2014	241
6,560	Loan 686267607LE01	10.20	2/25/2025	5,576
2,931	Loan 696409924GB01	18.28	11/1/2014	2,579
102	Loan 696671825GB01	18.28	11/1/2014	102
3,764	Loan 700300375GB01	18.28	11/1/2014	3,313
2,452	Loan 701943494GB01	18.28	11/1/2014	2,452
3,399	Loan 712329908GB01	18.28	11/1/2014	3,399
11,479	Loan 722036245LE01	13.20	11/16/2024	9,758
3,016	Loan 723380369GB01	18.28	11/1/2014	3,016
2,757	Loan 730985534GB01	18.28	11/1/2014	2,757
2,875	Loan 731032895GB01	18.28	11/1/2014	2,875
12,096	Loan 731549225LE01	13.20	11/17/2024	10,282
2,767	Loan 734006944GB01	18.28	11/1/2014	2,767
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
4,964	Loan 737470583GB01	18.28	11/1/2014	$ 4,964
2,274	Loan 740514526GB01	18.28	11/1/2014	2,274
3,122	Loan 741524367GB01	18.28	11/1/2014	3,122
2,978	Loan 742030085GB01	18.28	11/1/2014	2,978
2,502	Loan 745874694GB01	18.28	11/1/2014	2,502
3,662	Loan 750532979GB01	18.28	11/1/2014	3,516
3,137	Loan 752846388GB01	18.28	11/1/2014	3,137
2,515	Loan 752874999GB01	18.28	11/1/2014	2,515
7,273	Loan 755384743GB01	18.28	11/1/2014	7,127
1,390	Loan 762175604GB01	18.28	11/1/2014	1,390
2,269	Loan 765543247GB01	18.28	11/1/2014	2,269
2,902	Loan 766495005GB01	18.28	11/1/2014	2,902
3,995	Loan 768482287GB01	18.28	11/1/2014	3,915
3,732	Loan 771014799GB01	18.28	11/1/2014	3,732
2,666	Loan 771759125GB01	18.28	11/1/2014	2,666
2,483	Loan 781234865GB01	18.28	11/1/2014	2,434
2,742	Loan 802006399GB01	17.28	11/1/2014	2,742
2,074	Loan 802401184GB01	18.28	11/1/2014	2,033
1,735	Loan 803681359GB01	8.53	11/1/2014	1,735
2,719	Loan 813807179GB01	18.28	11/1/2014	2,719
3,580	Loan 822665366GB01	18.28	11/1/2014	3,580
2,746	Loan 826792573GB01	18.28	11/1/2014	2,746
2,882	Loan 831755519GB01	18.28	11/1/2014	2,882
21,879	Loan 832975727LE02	13.20	4/17/2026	18,597
13,948	Loan 833176884LE02	3.20	11/8/2024	13,948
3,339	Loan 840844815GB01	18.28	11/1/2014	3,272
3,190	Loan 852345336GB01	17.28	11/1/2014	3,190
3,480	Loan 858691763GB01	18.28	11/1/2014	3,480
12,322	Loan 861453766LE01	13.20	8/16/2025	10,474
3,459	Loan 870349958GB01	18.28	11/1/2014	3,390
3,240	Loan 878921055GB01	18.28	11/1/2014	3,240
2,840	Loan 902518106GB01	18.28	11/1/2014	2,840
2,969	Loan 920159748GB01	17.28	11/1/2014	2,910
2,267	Loan 920456105GB01	18.28	11/1/2014	2,267
2,679	Loan 932302369GB01	17.28	11/1/2014	2,679
3,788	Loan 940360174GB01	16.28	11/1/2014	3,788
3,043	Loan 951674356GB01	18.28	11/1/2014	2,921
3,118	Loan 952062709GB01	18.28	11/1/2014	3,118
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 26.24% (Continued)
2,966	Loan 965208684GB01	18.28	11/1/2014	$ 2,966
1,802	Loan 971085154GB01	18.28	11/1/2014	1,586
3,126	Loan 973656067GB01	18.28	11/1/2014	3,126
20,794	Loan 991421264LE02	13.20	9/16/2025	17,675
2,609	Loan 991855535GB01	18.28	11/1/2014	2,609
				4,006,841
	MASTERS - 0.05%
9,554	Loan 000180968CC01	12.63	4/11/2018	9,554

	MBA - 8.09%
8,195	Loan 000187954CC01	10.70	9/5/2017	8,195
426,039	Loan 000310001TA01	13.20	12/27/2024	426,039
418,394	Loan 000310002TA01	15.20	9/28/2023	418,394
382,847	Loan 000310003TA01	18.20	1/12/2022	382,847
				1,235,475
	MEDICINE - ALLOPATHIC - 23.79%
17,650	Loan 000024012CC01	10.04	9/25/2017	17,650
4,377	Loan 000024012CC01	10.07	12/11/2017	4,377
9,424	Loan 000024733CC01	10.01	4/11/2018	9,424
22,268	Loan 000168246CC01	10.32	9/18/2017	22,268
12,654	Loan 000171472CC01	12.75	9/25/2017	12,654
18,988	Loan 000176495CC01	11.23	12/4/2017	18,988
11,342	Loan 000177785CC01	9.21	10/23/2017	11,342
9,492	Loan 000180171CC01	11.70	9/5/2017	9,492
11,307	Loan 000183794CC01	15.21	11/13/2017	11,307
7,843	Loan 000184602CC01	12.03	1/15/2018	7,843
29,625	Loan 000186259CC01	10.68	3/10/2018	29,625
4,867	Loan 000186921CC01	10.73	3/10/2018	4,867
12,811	Loan 000189971CC01	11.12	8/28/2017	12,811
11,500	Loan 000190569LL01	9.45	4/25/2023	11,500
25,444	Loan 000190586CC01	9.21	9/7/2017	25,444
10,523	Loan 000190908CC01	15.21	1/29/2018	10,523
3,327	Loan 000190913CC01	10.73	3/10/2018	3,327
5,464	Loan 000194060CC01	11.70	9/11/2017	5,464
5,919	Loan 000194882CC01	11.97	9/18/2017	5,919
19,331	Loan 000194921CC01	11.97	9/25/2017	19,331
11,002	Loan 000195728CC01	15.21	1/23/2018	11,002
10,375	Loan 000196301CC01	15.21	1/15/2018	10,375
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 23.79% (Continued)
8,206	Loan 000197473CC01	15.21	11/20/2017	$ 8,206
15,000	Loan 000205170LL01	9.45	4/11/2023	15,000
4,919	Loan 012576526LE01	8.20	11/15/2025	4,674
20,399	Loan 013361528LE01	10.20	1/3/2026	17,339
11,876	Loan 013409188LE02	10.20	12/13/2026	10,095
16,659	Loan 020653274LE02	8.20	12/23/2026	16,659
1,955	Loan 022780558PC00	7.00	9/26/2036	1,955
26,083	Loan 024070024LE01	10.20	7/2/2026	26,083
28,332	Loan 024962729LE02	10.20	11/5/2026	28,332
21,714	Loan 043931568LE02	10.20	12/5/2025	18,457
24,665	Loan 045677885LE01	8.20	11/03/2026	19,979
26,063	Loan 051665215LE01	8.20	11/08/2026	22,153
8,023	Loan 052733989LE01	8.20	11/27/2024	8,023
22,105	Loan 061881914LE01	8.20	12/1/2025	22,105
4,961	Loan 062776644LE02	10.20	6/2/2026	4,961
6,899	Loan 077904856LE01	8.20	11/21/2025	5,865
9,478	Loan 078181054LE01	8.20	12/6/2024	8,056
26,048	Loan 080025736LE01	8.20	11/07/2026	22,141
21,050	Loan 081428747LE01	8.20	1/1/2027	21,050
26,317	Loan 082355267LE01	8.20	11/8/2025	22,369
13,124	Loan 082779624LE02	8.20	11/22/2025	13,124
26,825	Loan 093776113LE01	8.20	4/1/2026	26,825
11,462	Loan 093936308LE01	8.20	5/17/2026	11,462
6,017	Loan 093936308LE02	8.20	5/17/2026	6,017
22,308	Loan 100605936LE01	8.20	6/1/2027	18,962
26,325	Loan 101977464LE01	8.20	6/1/2027	25,009
27,675	Loan 103390577LE01	8.20	12/13/2025	23,524
26,562	Loan 110604766LE01	8.20	11/21/2026	26,562
15,679	Loan 112347716LE01	8.20	11/15/2025	13,327
12,416	Loan 112415399LE01	8.20	11/11/2025	12,416
27,329	Loan 117588824LE01	8.20	12/6/2026	27,329
20,113	Loan 118466064LE02	8.20	4/1/2026	17,096
27,276	Loan 119390196LE01	8.20	6/2/2026	27,276
24,017	Loan 122275834LE01	8.20	11/21/2026	24,017
19,424	Loan 122654607LE01	8.20	11/10/2024	16,511
21,114	Loan 130010796LE01	10.20	11/21/2026	21,114
27,122	Loan 137382674LE02	8.20	5/17/2026	27,122
6,610	Loan 146199495LE01	5.20	12/1/2025	6,610
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 23.79% (Continued)
26,851	Loan 151801337LE01	8.20	7/27/2026	$ 26,851
19,413	Loan 154262475LE01	8.20	12/27/2024	16,501
26,973	Loan 154350297LE01	8.20	11/8/2026	26,973
27,708	Loan 157098903LE02	8.20	8/4/2026	27,708
6,954	Loan 157888874LE01	8.20	12/13/2024	5,911
10,530	Loan 158183204LE02	8.20	11/10/2026	10,530
17,855	Loan 160788127LE01	8.20	11/1/2025	16,962
26,627	Loan 163518528LE01	8.20	11/6/2026	22,633
17,797	Loan 164565025LE02	8.20	11/10/2026	17,797
25,331	Loan 166661885LE01	8.20	6/24/2026	21,532
10,975	Loan 170403946LE02	10.20	11/21/2025	9,328
13,253	Loan 184568655LE02	8.20	12/2/2026	13,253
26,369	Loan 189635116LE01	8.20	11/21/2026	26,369
23,502	Loan 193664885LE02	8.20	12/16/2026	23,502
27,003	Loan 193893397LE01	8.20	11/22/2026	27,003
27,369	Loan 194269445LE01	8.20	12/11/2026	24,085
26,217	Loan 197880824LE01	10.20	6/28/2027	22,284
23,814	Loan 208698875LE01	8.20	11/9/2026	23,814
19,886	Loan 213753074LE01	8.20	10/26/2025	19,886
26,507	Loan 216564275LE01	8.20	7/1/2026	26,507
3,247	Loan 217190894LE02	8.20	6/1/2025	2,857
27,675	Loan 218463614LE01	8.20	12/13/2026	27,675
4,156	Loan 220441087LE02	8.20	11/21/2025	3,533
26,254	Loan 230189374LE01	8.20	6/1/2027	22,316
26,745	Loan 244942017LE01	8.20	11/10/2024	26,745
11,984	Loan 245185578LE02	8.20	12/13/2025	11,385
20,614	Loan 261342389LE02	8.20	11/9/2025	19,583
6,214	Loan 261400367LE01	8.20	12/14/2025	5,282
5,158	Loan 269915116PC01	7.00	8/7/2036	5,158
7,987	Loan 269915116PC01	7.00	8/7/2037	7,987
5,903	Loan 275614424PC00	7.00	9/26/2036	5,903
6,185	Loan 275614424PC01	7.00	11/25/2027	6,185
21,875	Loan 277331676LE01	8.20	12/1/2026	21,875
24,823	Loan 278088074LE02	8.20	12/2/2026	21,099
20,195	Loan 290019716LE01	8.20	11/21/2026	20,195
13,745	Loan 304848075LE01	8.20	2/15/2027	13,745
13,578	Loan 304848075LE02	8.20	2/15/2027	13,578
27,469	Loan 313715378LE01	8.20	5/1/2026	27,469
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 23.79% (Continued)
7,667	Loan 317171217LE01	8.20	5/6/2027	$ 7,283
5,184	Loan 346529094LE01	8.20	11/16/2024	4,925
11,533	Loan 347496434LE01	8.20	11/9/2025	10,956
24,973	Loan 348985874LE02	10.20	12/11/2026	21,227
24,308	Loan 350412395LE01	8.20	11/5/2026	24,308
21,032	Loan 350787166LE02	8.20	12/1/2025	17,878
5,066	Loan 356098333LE01	8.20	11/21/2025	4,812
15,971	Loan 358172743LE01	10.20	11/13/2025	13,575
8,646	Loan 361463716LE01	8.20	12/12/2025	8,214
27,630	Loan 363657508LE01	8.20	11/19/2024	27,630
12,790	Loan 373270425LE01	8.20	11/15/2025	12,151
26,533	Loan 389281724LE01	10.20	12/16/2025	22,553
6,371	Loan 390788106LE02	8.20	6/1/2026	6,371
20,386	Loan 392346776LE02	8.20	3/12/2027	17,328
29,983	Loan 400406355LE01	10.20	11/8/2026	29,983
27,965	Loan 400833835LE01	8.20	12/2/2026	27,965
12,023	Loan 407192753LE02	8.20	11/09/2025	11,422
4,515	Loan 40808287LE02	10.20	11/11/2026	4,425
27,146	Loan 411002317LE01	8.20	11/9/2026	27,146
19,808	Loan 421007195LE01	8.20	11/15/2026	16,836
21,556	Loan 422762706LE01	8.20	11/11/2026	21,556
16,025	Loan 424082169LE02	8.20	6/1/2026	13,621
1,230	Loan 446373637LE02	8.20	11/17/2024	1,045
12,843	Loan 448966864LE02	10.20	6/1/2027	10,917
21,150	Loan 449331526LE02	8.20	11/22/2025	17,978
28,297	Loan 449494564LE01	8.20	12/1/2026	28,297
19,011	Loan 450730675LE01	8.20	12/27/2024	16,159
27,051	Loan 452150936LE01	8.20	11/14/2026	27,051
25,197	Loan 460749625LE02	8.20	4/01/2026	21,418
29,794	Loan 478671703LE01	10.20	12/2/2026	29,794
5,404	Loan 492946576LE01	8.20	11/22/2025	4,593
18,649	Loan 494244897LE02	8.20	11/11/2026	18,649
6,790	Loan 497897245LE01	8.20	12/14/2024	5,771
20,661	Loan 500832625LE01	8.20	12/1/2026	20,661
14,020	Loan 519537596LE01	8.20	11/9/2024	11,917
26,741	Loan 520381716LE01	8.20	12/1/2026	26,741
10,677	Loan 521413767LE01	8.20	12/14/2025	10,143
14,008	Loan 521546404LE01	8.20	11/16/2024	13,307
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 23.79% (Continued)
20,063	Loan 529275423LE01	8.20	11/21/2025	$ 20,063
28,383	Loan 529929316LE01	10.20	11/08/2026	24,126
27,332	Loan 530390566LE01	8.20	6/1/2025	27,332
9,932	Loan 534572004LE02	8.20	12/22/2026	8,442
26,648	Loan 546592425LE01	8.20	6/01/2026	22,650
20,360	Loan 546959434LE01	8.20	11/9/2026	20,360
8,292	Loan 549494023LE01	8.20	12/11/2025	7,878
17,690	Loan 550317526LE01	8.20	11/8/2025	15,037
22,587	Loan 554388245LE01	8.20	7/01/2026	19,199
28,358	Loan 556906554LE01	8.20	11/11/2025	28,358
27,401	Loan 558574285LE01	8.20	11/7/2026	27,401
1,079	Loan 564064065LE01	8.20	12/1/2024	1,025
26,100	Loan 569714316LE01	8.20	7/1/2026	26,100
10,931	Loan 581421364LE01	8.20	1/1/2026	10,931
10,698	Loan 581421364LE01	8.20	1/1/2026	10,698
27,977	Loan 582941464LE01	10.20	6/1/2027	23,780
10,932	Loan 612849264LE02	8.20	1/3/2026	10,167
6,753	Loan 613172884LE01	8.20	12/5/2024	5,740
26,761	Loan 621186924LE01	8.20	6/1/2026	26,761
28,094	Loan 630165548LE01	8.20	11/02/2024	28,094
13,821	Loan 633542024LE01	10.20	11/9/2025	13,821
19,701	Loan 648191023LE01	10.20	11/15/2025	16,746
27,168	Loan 650262354LE01	8.20	12/12/2026	27,168
20,504	Loan 653944827LE01	8.20	11/3/2025	17,429
20,909	Loan 660990506LE02	8.20	12/1/2025	17,773
18,699	Loan 667674044LE01	5.20	11/28/2025	18,699
28,107	Loan 671725444LE01	8.20	12/23/2026	28,107
26,730	Loan 681914716LE01	8.20	6/01/2026	22,720
20,437	Loan 681987356LE01	8.20	7/1/2026	17,372
19,772	Loan 683177149LE02	10.20	11/11/2025	19,772
28,054	Loan 686177123LE01	8.20	1/21/2027	28,054
25,972	Loan 686868827LE01	8.20	7/1/2027	22,076
26,336	Loan 692970556LE01	8.20	6/27/2026	25,019
13,588	Loan 694158827LE02	8.20	12/18/2026	13,588
12,379	Loan 696691573LE01	8.20	11/14/2024	11,760
20,648	Loan 697999805LE01	8.20	11/11/2025	17,551
24,765	Loan 703449309LE02	8.20	11/16/2025	24,765
11,776	Loan 709130576LE03	8.20	11/9/2024	10,009
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 23.79% (Continued)
11,460	Loan 713136369LE02	8.20	12/20/2024	$ 11,460
20,890	Loan 729123506LE02	8.20	11/09/2024	17,338
20,792	Loan 733576654LE01	8.20	11/21/2026	20,792
27,877	Loan 740315566LE01	8.20	11/10/2026	27,877
7,790	Loan 743689348LE01	10.20	12/14/2025	6,622
25,713	Loan 747486037LE01	8.20	6/1/2027	21,856
6,471	Loan 751931366LE02	8.20	6/1/2027	6,148
27,641	Loan 753769368LE01	8.20	11/12/2026	27,641
24,810	Loan 761748265LE01	8.25	7/2/2027	23,569
26,499	Loan 767581467LE01	8.20	7/1/2027	22,524
4,467	Loan 771607929LE02	8.20	12/1/2024	4,244
3,986	Loan 773691168LE02	8.20	12/27/2024	3,786
26,457	Loan 774149027LE01	8.20	11/11/2026	26,457
11,009	Loan 788693684LE02	10.20	11/10/2025	9,357
10,492	Loan 792801517LE02	10.20	12/1/2026	10,492
26,314	Loan 802190753LE01	8.20	11/7/2025	24,998
26,796	Loan 807375845LE01	8.20	11/7/2026	26,796
7,037	Loan 812033126LE01	8.20	12/6/2024	5,980
9,537	Loan 819959584LE01	8.20	12/6/2024	9,060
14,273	Loan 832499953LE01	8.20	11/21/2025	13,559
10,455	Loan 832966556LE01	8.20	12/12/2025	8,887
15,913	Loan 847750004LE01	8.20	12/5/2025	13,526
27,012	Loan 852850546LE01	8.20	11/15/2026	27,012
27,507	Loan 855469687LE01	8.20	11/18/2026	27,507
27,968	Loan 859869213LE01	8.20	11/15/2026	27,968
1,922	Loan 860103375LE01	8.20	5/25/2025	1,634
17,035	Loan 868127815LE02	8.20	11/22/2025	14,480
26,219	Loan 877873733LE01	8.20	7/27/2027	24,908
27,360	Loan 879356423LE01	8.20	12/1/2026	27,360
15,113	Loan 881386956LE01	10.20	11/11/2024	12,846
14,158	Loan 883249455LE01	8.20	12/1/2024	12,034
13,870	Loan 891986118LE02	8.20	11/17/2025	13,870
28,014	Loan 936861864LE01	8.20	12/20/2026	28,014
20,894	Loan 939022396LE01	8.20	11/8/2026	20,894
15,895	Loan 951757568LE01	8.20	11/17/2025	15,100
5,030	Loan 959724195LE02	8.20	6/1/2027	4,778
20,576	Loan 967177193LE02	8.20	12/12/2025	19,547
26,363	Loan 972335799LE02	8.20	6/1/2026	26,363
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 23.79% (Continued)
9,729	Loan 978072215LE01	8.20	11/22/2024	$ 8,270
26,667	Loan 979270514LE01	8.20	11/15/2026	26,667
26,237	Loan 993762005LE01	8.20	6/01/2026	22,301
				3,633,036
	MEDICINE - OSTEOPATHIC - 6.62%
27,636	Loan 000096142CC01	9.99	10/9/2017	27,636
20,196	Loan 000160521CC01	14.91	4/11/2018	20,196
21,560	Loan 000160568CC01	9.20	4/25/2018	21,560
8,684	Loan 000161645CC01	15.21	9/11/2017	8,684
19,360	Loan 000164757CC01	12.11	11/6/2017	19,360
19,596	Loan 000166421CC01	9.49	4/25/2018	19,596
14,282	Loan 000166476CC01	12.30	9/18/2017	14,282
17,987	Loan 000175693CC01	15.21	8/28/2017	17,987
15,688	Loan 000177744CC01	10.80	11/13/2017	15,688
11,851	Loan 000178890CC01	13.42	10/9/2017	11,850
7,193	Loan 000181679CC01	11.99	10/30/2017	7,193
8,086	Loan 000184793CC01	9.73	1/23/2018	8,086
7,076	Loan 000185355CC01	9.31	11/20/2017	7,076
9,171	Loan 000186170CC01	15.20	3/10/2018	9,170
7,348	Loan 000186435CC01	15.21	8/28/2017	7,348
5,082	Loan 000190988CC01	9.84	12/11/2017	5,082
8,929	Loan 000191610CC01	15.20	3/10/2018	8,929
12,171	Loan 000192668CC01	12.94	12/11/2017	12,170
5,983	Loan 000193323CC01	15.21	10/9/2017	5,983
11,161	Loan 000193488CC01	15.21	11/13/2017	11,161
11,094	Loan 000193491CC01	15.21	9/5/2017	11,094
6,509	Loan 000193770CC01	15.21	1/23/2018	6,509
7,292	Loan 000193886CC01	9.96	8/28/2017	7,292
27,158	Loan 000193923CC01	9.21	9/5/2017	27,158
9,675	Loan 000194265CC01	14.69	4/11/2018	9,675
10,905	Loan 000194608CC01	11.99	10/16/2017	10,905
49,231	Loan 000194611CC01	10.00	1/8/2023	49,231
9,140	Loan 000194794CC01	12.50	12/4/2017	9,140
15,817	Loan 000195676CC01	10.43	1/23/2018	15,817
13,857	Loan 000196455TA01	9.37	10/26/2022	13,857
20,754	Loan 000196522CC01	15.21	11/20/2017	20,754
20,521	Loan 000272124LE01	10.20	11/7/2026	20,521
15,000	Loan 000562200CC01	11.77	8/14/2017	15,000
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - OSTEOPATHIC - 6.62% (Continued)
11,545	Loan 089138746LE01	8.20	11/09/2024	$ 9,813
14,033	Loan 124974047LE02	8.20	12/2/2026	11,928
15,331	Loan 126672264LE01	10.20	1/2/2027	15,331
26,500	Loan 126966267LE01	8.20	5/21/2026	26,500
29,825	Loan 181172854LE02	10.20	12/1/2026	29,825
29,231	Loan 299174833LE02	10.20	11/16/2026	24,846
9,601	Loan 343448329LE02	8.20	11/17/2024	8,161
10,536	Loan 383379607LE02	8.20	11/9/2025	8,956
19,107	Loan 390416946LE01	8.20	11/9/2024	16,241
20,425	Loan 399681526LE02	8.20	11/10/2025	17,362
14,538	Loan 489425376LE01	8.20	11/9/2024	12,358
13,621	Loan 520836906LE02	8.20	11/10/2026	13,621
28,378	Loan 527587733LE01	10.20	6/2/2027	24,121
28,007	Loan 549194104LE02	10.20	6/01/2026	23,806
13,792	Loan 576305184LE01	8.20	11/25/2024	13,792
4,725	Loan 631711737LE02	8.20	2/28/2026	4,015
26,224	Loan 639626516LE01	8.20	5/27/2026	22,290
26,792	Loan 643687865LE01	8.20	6/26/2026	26,792
12,250	Loan 660307385LE02	8.20	11/18/2026	10,412
27,678	Loan 701058105LE02	8.20	12/8/2026	27,678
11,173	Loan 710822526LE02	8.20	11/10/2026	9,497
8,000	Loan 713293599LE02	10.20	1/21/2027	8,000
9,683	Loan 751909185LE03	8.20	11/17/2024	8,230
26,268	Loan 767463667LE01	8.20	12/1/2026	24,954
11,071	Loan 820286314LE02	8.20	10/25/2024	10,518
28,726	Loan 852924108LE01	8.20	12/24/2025	28,726
28,372	Loan 865798593LE02	8.20	12/1/2026	28,372
8,029	Loan 891308757LE01	8.20	12/3/2025	6,825
26,315	Loan 906101024LE01	8.20	6/24/2027	24,999
10,846	Loan 977855454LE02	10.20	2/19/2026	9,219
27,396	Loan 996193353LE02	8.20	5/22/2026	27,396
				1,010,574
	MEDICINE - VETERINARY - 1.60%
13,643	Loan 000171681CC01	12.46	11/6/2017	13,642
8,339	Loan 000174575CC01	10.74	1/29/2018	8,339
23,200	Loan 000176356CC01	13.64	3/10/2018	23,200
28,353	Loan 000181629CC01	12.00	1/8/2018	28,353
2,835	Loan 000183019CC01	15.21	1/23/2018	2,835
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - VETERINARY - 1.60% (Continued)
8,000	Loan 000184387LL01	8.70	4/25/2018	$ 8,000
29,764	Loan 000188841PL01	5.90	11/6/2027	29,764
22,029	Loan 000191777PL01	5.90	12/11/2027	22,029
23,716	Loan 000193375CC01	11.71	10/2/2017	23,716
14,092	Loan 000197282CC01	9.47	1/29/2018	14,092
5,574	Loan 177782414LE02	9.20	2/28/2026	4,738
18,761	Loan 486360655LE02	9.20	11/12/2024	15,946
14,748	Loan 547368047LE01	11.20	12/14/2025	12,536
9,865	Loan 574707784LE01	9.20	7/22/2025	9,865
14,188	Loan 801513507LE01	9.20	12/15/2024	12,059
15,141	Loan 817157424LE01	9.20	5/14/2025	12,870
3,512	Loan 863249665LE02	9.20	11/5/2024	2,915
				244,899
	OTHER - 9.77%
6,366	Loan 000012822CC01	11.00	9/18/2017	6,366
22,933	Loan 000192453CC01	11.74	12/11/2017	22,933
29,352	Loan 000197935CC01	9.21	1/15/2018	29,352
458,921	Loan 000310005TA01	15.20	6/16/2022	458,921
472,837	Loan 000310007TA01	17.20	5/5/2024	472,837
291,384	Loan 000310008TA01	18.20	5/5/2021	291,384
8,983	Loan 071935187LE01	8.20	12/1/2025	8,534
24,012	Loan 142171264LE01	8.20	12/25/2026	24,012
26,378	Loan 342554349LE02	8.20	12/24/2026	26,378
20,673	Loan 444713664LE02	8.20	11/25/2025	17,572
5,888	Loan 445979404LE01	8.20	1/1/2026	5,592
26,856	Loan 592732004LE01	8.20	5/24/2026	26,856
20,066	Loan 734570084LE01	8.20	12/26/2026	20,066
20,478	Loan 786190783LE01	8.20	12/6/2026	13,925
10,025	Loan 868572295LE03	8.20	9/1/2025	10,025
8,578	Loan 868572295LE04	8.20	9/1/2025	8,578
29,113	Loan 869917386LE02	10.20	12/1/2026	29,112
19,882	Loan 923007159LE02	8.20	4/1/2025	18,888
				1,491,331
	PHARMACY - 0.37%
55,949	Loan 000192777PL01	5.90	10/9/2027	55,949

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	PhD - 2.67%
28,493	Loan 000191786CC01	15.21	1/29/2018	$ 28,493
378,474	Loan 000310004TA01	14.20	12/27/2022	378,474
				406,967

	TOTAL CONSUMER LOANS (Cost - $13,393,169)			13,368,114

	PRIVATE PLACEMENT - 7.37% #^
1,125,000	LAOH Capital LLC - Promissory Note * #	0.27		1,125,000
	TOTAL PRIVATE PLACEMENT (Cost - 1,125,000)

	TOTAL INVESTMENTS - 94.91% ( Cost - $14,518,169) (a)			$14,493,114
	OTHER ASSETS LESS LIABILITIES - 5.09%			776,908
	NET ASSETS - 100.00%			$15,270,022

+ Variable rate securities.
# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees.
^ Illiquid securities. Total illiquid securities represents 94.91% of net assets as of April 30, 2013

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 28,088
		Unrealized depreciation:		(53,143)
		Net unrealized depreciation:		$ (25,055)

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2013

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund managers anticipate that most all of the securities obtained by the Fund will be unlisted whole loans purchased in private transactions or loans made directly by the Fund.  The Fund plans to carry these securities at a fair value equal to their cost, adjusted to fair value based upon delinquency status, and loan premiums and/or discounts will be accounted for as prescribed by GAAP.  At each day’s end, the fund will adjust the valuation of the securities based on the individual performance of the loans.  Unlisted whole loans purchased or issued by the Fund carry variable interest rates (indexed to LIBOR or PRIME) which typically reset on a monthly or quarterly basis.  As a result, the impact of interest rate changes on security valuations is muted and the Adviser will rely primarily on delinquency as a driver of security valuation.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2013

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2013 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Consumer Loans	$ -	$ -	$ 13,368,114	$ 13,368,114
Private Placement	-	-	1,125,000	1,125,000
Totals:	$ -	$ -	$ 14,493,114	$ 14,493,114

There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Consumer Loans
Beginning Balance	$ 6,713,804
Total realized gain (loss)	1
Appreciation (Depreciation)	(25,055)
Cost of Purchases	8,204,851
Paydowns	(382,023)
Accretion of Discount	(18,464)
Net transfers in/out of level 3	-
Ending Balance	$ 14,493,114

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2013
The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

Consumer Loans
Value	$ 13,368,114
Valuation Technique	Delinquency Analysis & Peer Group Performance
Unobservable Input(s)	Days Deliquent
Range of Unobservable Input(s)	2% - 100%
Weighted Average of Unobservable Input(s)	5.95%

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Days Deliquent	Decrease	Increase

The Fund’s senior management contracted with Banker Resources and Solutions to create an initial asset valuation policy that would calculate the student loans’ market value based on approach used in the retail banking sector.    Assets are impaired by a percentage that correlates to the probability a loan will be written off based on how many days late the asset is.  The impairment applied will be reviewed quarterly, and adjusted up or down, to ensure when applied it is appropriately matching the actual results the fund is witnessing.  Additional enhancements to the valuation procedure will be considered quarterly to provide a more accurate reflection of the market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  GL Beyond Income

By (Signature and Title)

/s/ Daniel J. Thibeault

       Daniel J. Thibeault, President

Date       7/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Daniel J. Thibeault

        Daniel J. Thibeault, President

Date      7/1/13

By (Signature and Title)

/s/ Jay Bosse

       Jay Bosse, Treasurer

Date      7/1/13